Other Financial Items (Tables)	6 Months Ended
Jun. 30, 2018
Other Income and Expenses [Abstract]
Schedule of Other Financial Items
Other financial items, net comprise of the following:

(in thousands of $)	Six months ended June 30,
	2018	2017
Mark-to-market adjustment for interest rate swap derivatives	7,713	(603)
Unrealized mark-to-market losses on Earn-Out Units	(4,500)	(500)
Mark-to-market adjustment for equity derivatives	(4,374)	(4,323)
Interest income/(expense) on undesignated interest rate swaps	2,596	(2,706)
Foreign exchange loss on operations	(618)	(944)
Amortization of debt guarantee	361	846
Financing arrangement fees and other costs	(53)	(239)
Others	(531)	541
	594	(7,928)